Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Receivables [Abstract]
Beginning balance	$ 48	$ 60
Charge during the year	192	52
Written-off	(58)	(64)
Ending balance	$ 182	$ 48